Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss) Attributable to Parent	$ (1,366,176)	$ (1,238,077)	$ (2,399,102)	$ (998,010)	$ (1,464,557)	$ (1,183,460)	$ (5,003,355)	$ (3,646,027)